Schedue of other Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	$ 2,060	$ 1,865
Other assets current	1,573	1,230
Other assets non current	487	635
Other liabilites	4,025	3,660
Other liabilites current	1,875	1,603
Other liabilites non current	2,150	2,057
Obligations Arising From Divestments [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	1,106	936
Contractual Retentions [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	521	536
Advances From Customers And Partners [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	606	433
Provisions For Environmental Expenses And Fines [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	568	460
Other Recoverable Taxes [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	143	406
Derivatives Transactions [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	282	283
Various Creditors [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	84	123
Otherses [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	715	483
Escrow Account Collateral [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	961	780
Prepaid Expenses [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	308	394
Advances To Suppliers [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	297	263
Derivatives Transactions [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	31	119
Agreements And Covenants [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	262	71
Others [Member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	$ 201	$ 238